CONSOLIDATED BALANCE SHEET (CAD) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Current Assets
Cash and cash equivalents	484	895
Accounts receivable	1,372	1,165
Due from affiliates (Note 27)	2,842	2,721
Inventories	292	251
Other (Note 5)	1,445	845
Total Current Assets	6,435	5,877
Plant, Property and Equipment (Note 7)	41,774	37,606
Equity Investments (Note 8)	5,598	5,759
Regulatory Assets (Note 9)	1,297	1,735
Goodwill (Note 10)	4,034	3,696
Intangible and Other Assets (Note 11)	2,700	1,953
Total Assets	61,838	56,626
Current Liabilities
Notes payable (Note 12)	2,467	1,842
Accounts payable and other (Note 13)	2,895	2,141
Due to affiliates (Note 27)	866	1,439
Accrued interest	425	389
Current portion of long-term debt (Note 15)	1,797	973
Total Current Liabilities	8,450	6,784
Regulatory Liabilities (Note 9)	263	229
Other Long-Term Liabilities (Note 14)	1,052	656
Deferred Income Tax Liabilities (Note 16)	5,275	4,564
Long-Term Debt (Note 15)	22,960	21,892
Junior Subordinated Notes (Note 17)	1,160	1,063
Total Liabilities	39,160	35,188
EQUITY
Common shares, no par value; Issued and outstanding: December 31, 2014 - 779 million shares; December 31, 2013 - 757 million shares	16,320	15,205
Preferred shares (Note 20)	0	194
Additional paid-in capital	404	431
Retained earnings	5,606	5,125
Accumulated other comprehensive loss (Note 21)	(1,235)	(934)
Controlling interests	21,095	20,021
Non-controlling interests (Note 18)	1,583	1,417
Total Equity	22,678	21,438
Total Liabilities and Equity	61,838	56,626